Consolidated statements of comprehensive income - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Statement Of Comprehensive Income [Abstract]
Revenue	$ 55,473,725	$ 16,898,178
Costs and expenses:
Cost of revenue	(4,167,967)	(103,631)
Research and development	(189,029)	(9,172)	$ (853,677)
Marketing and sales	(4,342,591)	(21,241)	(42,453)
General and administrative	(14,382,806)	(1,406,087)	(1,133,296)
Impairment - trade receivables	(3,925,335)	(183,232)
Impairment - intangible assets	(1,907,503)
Impairment - contract costs	(1,100,000)
Total costs and expenses	(30,015,231)	(1,723,363)	(2,029,426)
Results from operating activities	25,458,494	15,174,815	(2,029,426)
Other income	113,456
Change in fair value of warrant liabilities	(26,111,685)
Finance income	48,011	1,342	607
Finance costs	(130,490)	(2,817)	(9,256)
Net finance costs	(82,479)	(1,475)	(8,649)
Profit/(Loss) before income tax	51,601,156	15,173,340	(2,038,075)
Tax expense	(6,348,444)	(1,592,549)
Total comprehensive income/ (loss), representing net profit/(loss) for the year	$ 45,252,712	$ 13,580,791	$ (2,038,075)
Earnings per share
Basic and diluted	$ 0.74	$ 4.07	$ (20,381.00)